Other Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [line items]
Opening Balance	$ 6,617
Amortization for the year	1,378	$ 1,738	$ 1,723
Ending Balance	1,094	6,617
Technology
Statement [line items]
Opening Balance	3,280
Ending Balance	0	3,280
Software
Statement [line items]
Opening Balance	431
Ending Balance	438	431
Others.
Statement [line items]
Opening Balance	2,906
Ending Balance	656	2,906
Accumulated depreciation and amortisation
Statement [line items]
Opening Balance	(15,641)	(14,245)
Amortization for the year	1,378	1,738
Disposals	8	332
Disposal of subsidiary	(4,028)
Effect of exchange rate changes	(47)	(10)
Ending Balance	(12,936)	(15,641)	(14,245)
Accumulated depreciation and amortisation | Technology
Statement [line items]
Opening Balance	(9,891)	(8,786)
Amortization for the year	887	1,105
Disposals	0	0
Disposal of subsidiary	(3,889)
Effect of exchange rate changes	0	0
Ending Balance	(6,889)	(9,891)	(8,786)
Accumulated depreciation and amortisation | Software
Statement [line items]
Opening Balance	(5,233)	(5,092)
Amortization for the year	323	452
Disposals	8	332
Disposal of subsidiary	0
Effect of exchange rate changes	(17)	21
Ending Balance	(5,531)	(5,233)	(5,092)
Accumulated depreciation and amortisation | Others.
Statement [line items]
Opening Balance	(517)	(367)
Amortization for the year	168	181
Disposals	0	0
Disposal of subsidiary	(139)
Effect of exchange rate changes	(30)	(31)
Ending Balance	(516)	(517)	(367)
Gross carrying amount
Statement [line items]
Opening Balance	22,258	22,121
Additions	331	468
Disposals	(8)	(332)
Disposal of subsidiary	(8,464)
Effect of exchange rate changes	(87)	1
Ending Balance	14,030	22,258	22,121
Gross carrying amount | Technology
Statement [line items]
Opening Balance	13,171	13,171
Additions	0	0
Disposals	0	0
Disposal of subsidiary	(6,282)
Effect of exchange rate changes	0	0
Ending Balance	6,889	13,171	13,171
Gross carrying amount | Software
Statement [line items]
Opening Balance	5,664	5,506
Additions	331	468
Disposals	(8)	(332)
Disposal of subsidiary	0
Effect of exchange rate changes	(18)	22
Ending Balance	5,969	5,664	5,506
Gross carrying amount | Others.
Statement [line items]
Opening Balance	3,423	3,444
Additions	0	0
Disposals	0	0
Disposal of subsidiary	(2,182)
Effect of exchange rate changes	(69)	(21)
Ending Balance	$ 1,172	$ 3,423	$ 3,444